SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), and include the financial statements of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangibles with definite lives, the collectability of accounts receivable and loan receivable, the fair value determinations of stock compensation awards, the realizability of deferred income tax assets and inventories, the recoverability of intangible assets, land use rights, property, plant and equipment and equity method investment, and accruals for income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign Currency Translation

The accompanying consolidated financial statements of the Company are reported in US dollar. The financial position and results of operations of the Company’s subsidiaries in the PRC are measured using the Renminbi, which is the local and functional currency of these entities. Assets and liabilities of the subsidiaries are translated at the prevailing exchange rate in effect at each period end. Revenues and expenses are translated at the average rate of exchange during the period. Translation adjustments are included in other comprehensive income/(losses).

Revenue Recognition

Revenue represents the invoiced amount of products sold, net of value added taxes (VAT).

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred and the customer takes ownership and assumes risk of loss, the sales price is fixed or determinable and collection of the relevant receivable is probable. The Company mainly sells human albumin and human immunoglobulin to hospitals, inoculation centers and pharmaceutical distributors. For all sales, the Company requires a signed contract or purchase order, which specify pricing, quantity and product specifications. Delivery of the product occurs when the customer receives the product, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by signed customer acknowledgement. The Company’s sales agreements do not provide the customer the right of return, unless the product is defective in which case the Company allows for an exchange of product or return. For the periods presented, defective product returns were inconsequential.

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•        Level 1 Inputs: Unadjusted quoted prices for identical assets or liabilities in active markets accessible to the entity at the measurement date.

•        Level 2 Inputs: Other than quoted prices included in Level 1, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The fair value measurement level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

See Note 14 to the Consolidated Financial Statements.

Cash and Cash Equivalents

Cash consists of cash on hand and demand deposits. The Company considers all highly liquid investments with original maturities of three-month or less at the time of purchase to be cash equivalents. Cash and cash equivalents at December 31, 2017 and 2016 include $135,728,697 and $98,022,000 of certificates of deposit with an initial term of three months or less.

As of December 31, 2017 and 2016, the Company maintained cash and cash equivalents at banks in the following locations:

	December 31, 2017	December 31, 2016
	USD	USD
PRC, excluding Hong Kong	214,157,592	171,539,309
U.S.	4,708,801	11,539,131
Total	218,866,393	183,078,440

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, the customers’ financial condition, the amount of accounts receivables in dispute, the accounts receivables aging and the customers’ payment patterns. The Company reviews its allowance for doubtful accounts monthly. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Cost of work-in-process and finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Property, Plant and Equipment

Property, plant and equipment are stated at cost.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and recognized as cost of sales when the inventory is sold. Cost incurred in the construction of property, plant and equipment, including downpayments and progress payments, are initially capitalized as construction-in-progress and transferred into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	30 years
Machinery and equipment	10 years
Furniture, fixtures, office equipment and vehicles	5-10 years

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Equity Method Investment

Investment in an investee in which the Company has the ability to exercise significant influence, but does not have a controlling interest is accounted for using the equity method. Significant influence is generally presumed to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors and participation in policy-making processes, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expenses) in the Company’s consolidated statements of comprehensive income. Deferred taxes are provided for the difference, if any, between the book and tax basis of the investment. The Company determines the difference between the carrying amount of the investee and the underlying equity in net assets which results in an excess basis in the investment. The excess basis is allocated to the underlying assets and equity method goodwill of the Company’s investee. The excess basis allocated to the underlying assets is either amortized or depreciated over the applicable useful lives. The equity method goodwill, which is $1,252,387 and $1,179,637 at December 31, 2017 and 2016, respectively, is not amortized or tested for impairment; instead the equity method investment is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable. The Company recognizes a loss if it is determined that other than temporary decline in the value of the investment exists. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. No impairment loss was recognized by the Company for the years ended December 31, 2017, 2016 and 2015.

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received. Grants that compensate research and development expenses are recognized as a reduction to the related research and development expenses. Grants that compensate the Company for the cost of property, plant and equipment and land use rights are recognized as deferred income and are recognized as a reduction of depreciation and amortization during the useful life of the asset.

For the year ended December 31, 2017, the Company received government grants of RMB2,405,210 (approximately $368,093), which have been recognized as a reduction of research and development expenses.

For the year ended December 31, 2016, the Company received government grants of RMB5,056,361 (approximately $728,874), which have been recognized as a reduction of research and development expenses.

For the year ended December 31, 2015, the Company received government grants of RMB15,000,000 (approximately $2,452,864) related to the new manufacturing facilities for factor products in Shandong Taibang, which was recorded as deferred income. These grants are amortized as the related assets are depreciated. The grants amortized amounted to $222,143, $410,369 and $118,751 for the year ended December 31, 2017, 2016 and 2015, respectively. For the year ended December 31, 2015, government grants of RMB7,280,600 (approximately $1,188,907), have been recognized as a reduction of research and development expenses.

For the year ended December 31, 2012, the Company received government grants of RMB18,350,000 (approximately $2,989,215) related to the technical upgrade of the manufacturing facilities in Guizhou Taibang. The grants amortized amounted to $271,754, $276,388 and $297,434 for the years ended December 31, 2017, 2016 and 2015, respectively.

Land Use Rights

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term. Land use rights are carried at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the contractual period of the rights ranging from 40 to 50 years.

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses for the years ended December 31, 2017, 2016 and 2015 were $6,503,712, $7,021,992 and $6,024,368, respectively. These expenses include the costs of the Company’s internal research and development activities.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Employee Benefit Plans

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 25% to 43% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive income when the related service is provided.  For the years ended December 31, 2017, 2016 and 2015, the costs of the Company's contributions to the defined contribution plans amounted to US$3,763,276, US$3,258,629, and US$2,981,962, respectively.

The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Share-based Payment

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For graded vesting awards, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Long-lived Assets

Long-lived assets, including property, plant and equipment, land use rights and purchased intangible asset subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Earnings per Share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary share outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary share and other participating securities based on their participating rights in undistributed earnings. The Company’s nonvested shares were considered participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalent, if any, by the weighted average number of ordinary share and dilutive ordinary share equivalent outstanding during the year. Potential dilutive securities are not included in the calculation of diluted earnings per share if the impact is anti-dilutive.

Segment Reporting

The Company has one operating segment, which is the human plasma products segment. Substantially all of the Company’s operations and customers are located in the PRC, and therefore, no geographic information is presented.

Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Disclosure will be made if an unfavorable outcome is determined to be reasonably possible but not probable, or if the amount of loss cannot be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. The original effective date for ASU 2014-09 would have required the Company to adopt beginning in its first quarter of 2017. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606) – Deferral of the Effective Date, which defers the effective date of ASU 2014-09 for one year and permits early adoption as early as the original effective date of ASU 2014-09. The new revenue standard may be applied retrospectively to each prior period presented (“full retrospective method) or retrospectively with the cumulative effect recognized as of the date of adoption (“modified retrospective method”). The Company plans to apply the modified retrospective method to those contracts that are not completed contracts on January 1, 2018 upon adoption of ASU 2014-09. The Company has completed its evaluation by the third quarter of 2017 and concluded that no impact on the retained earnings as of January 1, 2018 and no material impact on its consolidated financial statements and related disclosures as a result of the new adoption of the guidance.

In July 2015, the FASB issued ASU No.2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”), which eliminated previous analysis of measurement of inventory and requires to measure most inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is effective prospectively for annual periods beginning after December 15, 2016, and interim periods therein. The Company adopted ASU 2015-11 on January 1, 2017 and concluded that no impact on its consolidated financial statements as a result of the new adoption of the guidance.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modified lease accounting for both lessees and lessors to increase transparency and comparability by recognizing lease assets and lease liabilities by lessees for those leases classified as operating leases under previous accounting standards and disclosing key information about leasing arrangements. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addressed and provided guidance for each of eight specific cash flow issues with the objective of reducing the existing diversity in practice. This standard will be effective for public companies for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company has early adopted ASU 2016-15 on its consolidated financial statements since January 1, 2017 and there was no impact as a result of the adoption.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This standard required that companies recognize the income tax consequences of an intra-entity transfer of an asset (other than inventory) when the transfer occurs. Current guidance prohibits companies from recognizing current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. This standard will be effective for public companies for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The Company has adopted ASU 2016-16 on its consolidated financial statements and there was no impact as a result of the adoption.

Effective January 1, 2017, on a retrospective basis, the Company adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes (Topic 740). This update required that deferred income tax assets and liabilities be classified as noncurrent. As a result of adoption of this guidance, the Company reclassified current deferred income tax assets in the amount of $4,625,996, which had been included in prepayments and other current assets, to other noncurrent assets as of December 31, 2016. There was no impact on results of operations or cash flows as a result of the adoption of this guidance.

Effective January 1, 2017, the Company adopted the FASB ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The standard simplified certain aspects of the accounting for share-based payment transactions, including recognition of excess tax benefits and deficiencies, classification of awards and classification in the statement of cash flows. As a result of adoption, the Company elected to adopt the change regarding income taxes on a prospective basis to recognize excess tax benefits and deficiencies from stock-based compensation as a discrete item in income tax expense, which were historically recorded as additional paid-in-capital. In addition, the Company elected to apply the change regarding classification in the statement of cash flows prospectively to record excess tax benefits from stock-based compensation from cash flows from financing activities to cash flows from operating activities. Excess tax benefits for the year ended December 31, 2017 was $621,381 and the adoption of this standard had no material impact on the Company’s financial statements.

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business. ASU 2017-01 changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. If substantially all of the fair value is concentrated in a single asset or a group of similar assets, the acquired set is not a business. If this is not met, the entity then evaluates whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Determining whether a set constitutes a business is critical because the accounting for a business combination differs significantly from that of an asset acquisition. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. ASU 2017-01 will be applied prospectively to any transactions occurring within the period of adoption. Early adoption is permitted, including for interim or annual periods in which the financial statements have not been issued or made available for issuance. The Company will adopt ASU 2017-01 from January 1, 2018 for the acquisition of Tianxinfu and management conclude that no impact on the conclusion of it being a business combination (see Note 21 to the consolidated financial statements).